Other short-Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Advances with the FHLB, interest rate	0.31%
Advances with the FHLB, interest rate range from		0.36%
Advances with the FHLB, interest rate range to		0.44%
Term Funds Interest Rate Range From		1.15%
Term Funds Interest Rate Range To		1.25%